BlackRock California Municipal Series Trust

BlackRock California Municipal Opportunities Fund

(the “Fund”)

Supplement dated June 17, 2016 to the Prospectus and

Statement of Additional Information, each dated September 28, 2015

Effective as of June 15, 2016, BlackRock Advisors, LLC (“BlackRock”) has agreed contractually to reduce the cap on net expenses of the Fund. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees and/or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Investor A, Investor C and Institutional Shares. Further, BlackRock has agreed to voluntarily waive a portion of the advisory fee payable to BlackRock from the Fund. Accordingly, the Fund’s Prospectus and Statement of Additional Information are amended as follows:

The section of the Fund’s Prospectus entitled “Fund Overview—Key Facts About BlackRock California Municipal Opportunities Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 40 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-74 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.15%	0.17%	0.18%
Interest Expense	0.04%	0.04%	0.04%
Miscellaneous Other Expenses	0.11%	0.13%	0.14%
Total Annual Fund Operating Expenses	0.95%	1.72%	0.73%
Fee Waivers and/or Expense Reimbursements[3]	(0.18)%	(0.20)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.77%	1.52%	0.52%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $250,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.

[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 53, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.73% for Investor A Shares, 1.48% for Investor C Shares and 0.48% for Institutional Shares until October 1, 2017. The Fund may under certain circumstances have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock California Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$500	$698	$911	$1,526
Investor C Shares	$255	$522	$915	$2,014
Institutional Shares	$53	$212	$385	$887

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$155	$522	$915	$2,014

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

The following is added immediately after the first table in the section of the Prospectus entitled “Management of the Funds—BlackRock”:

Effective June 15, 2016, with respect to the California Fund, BlackRock has voluntarily agreed to waive a portion of its management fee payable by the Fund so that such fee is reduced to 0.38% of the average daily net assets of the Fund. This voluntary waiver may be reduced or discontinued at any time without notice.

The table immediately following the sixth paragraph in the section of the Prospectus entitled “Management of the Funds—BlackRock” is deleted in its entirety and replaced with the following:

	Contractual Caps on Total Annual Fund Operating Expenses* (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)[1]

Total Annual Fund
Operating Expenses*
after giving effect to all
applicable
expense  limitation
provisions
(excluding Interest
Expense, Dividend
Expense, Acquired Fund
Fees and

Expenses and certain other
Fund expenses)

California Fund
Investor A Shares	0.73%	0.73%
Investor C Shares	1.48%	1.48%
Institutional Shares	0.48%	0.48%
New Jersey Fund
Investor A Shares	0.84%	0.84%
Investor C Shares	1.61%	1.61%
Institutional Shares	0.75%	0.74%
Pennsylvania Fund
Investor A Shares	0.89%	0.89%
Investor C Shares	1.68%	1.68%
Institutional Shares	0.71%	0.71%

*	As a percentage of average daily net assets.

[1]	The contractual caps for the New Jersey Fund and Pennsylvania Fund are in effect until October 1, 2016. The contractual caps for the California Fund are in effect until October 1, 2017. The contractual agreement may be terminated with respect to a Fund upon 90 days’ notice by a majority of the non-interested trustees of the Trusts or by a vote of a majority of the outstanding voting securities of the Fund.

The first paragraph in the section of the Statement of Additional Information entitled “Management and Advisory Arrangements” is deleted in its entirety and replaced with the following:

The Trusts, on behalf of the Funds, have entered into investment management agreements with the Manager (the “Management Agreements”), pursuant to which the Manager receives for its services to each Fund monthly compensation at the annual rate of: 0.55% of that portion of the average daily net assets of the Fund not exceeding $500 million, 0.525% of that portion of the average daily net assets of the Fund in excess of $500 but not exceed $1 billion, and 0.50% of that portion of the average daily net assets of the Fund in excess of $1 billion. Effective June 15, 2016, with respect to the California Fund, BlackRock has voluntarily agreed to waive a portion of its management fee payable by the Fund so that such fee is reduced to 0.38% of the average daily net assets of the Fund. This voluntary waiver may be reduced or discontinued at any time without notice.

The third paragraph in the section of the Statement of Additional Information entitled “Management and Advisory Arrangements” is deleted in its entirety and replaced with the following:

Effective June 15, 2016, with respect to the California Fund, the Manager has agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and other Fund expenses) as a percentage of average daily net assets to 0.73% for Investor A Shares, 1.48% for

Investor C Shares and 0.48% for Institutional Shares until October 1, 2017. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the California Trust or by a vote of a majority of the outstanding voting securities of the California Fund.

Prior to June 15, 2016, with respect to the California Fund, the Manager had agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and other Fund expenses) as a percentage of average daily net assets to 0.84% for Investor A Shares, 1.60% for Investor C Shares, and 0.66% for Institutional Shares.

Footnote 2 in the subsection of the Statement of Additional Information entitled “Management and Advisory Arrangements—California Fund” is deleted in its entirety and replaced with the following:

[2]	BlackRock had agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and other Fund expenses) as a percentage of average daily net assets to 0.84% for Investor A Shares, 1.60% for Investor C Shares, and 0.66% for Institutional Shares.

Shareholders should retain this Supplement for future reference.

PRSAI-10327-0616SUP

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